Stock-Based Compensation (Details Narrative)								3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 15, 2024	Jul. 10, 2024	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 12, 2023	Aug. 28, 2023	Jan. 18, 2023 $ / shares shares	May 31, 2022 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved			2,886,565					8,808,428		8,808,428		2,886,565
Conversion ratio												0.42
Stockholders' Equity, Reverse Stock Split	1-for-10 Reverse Stock Split. As a result, proportionate adjustments were made to the per share exercise price and the number of shares of Common Stock that may be purchased upon exercise of outstanding stock options granted by the Company, and the number of shares of Common Stock reserved for future issuance under the Company’s 2023 Equity Incentive Plan. All stock option activity presented in these statements has been retrospectively adjusted to reflect the Reverse Stock Split.	1-for-10 reverse stock split
Noncash compensation charge in connection with repricing | $								$ 17,000	$ 31,000	$ 56,000	$ 200,000	$ 200,000	$ 700,000
Total unamortized stock-based compensation expense | $			$ 7,100,000					$ 3,300,000		$ 3,300,000		$ 7,100,000
Estimated weighted average life			2 years 2 months 8 days							10 months 24 days
Weighted-average estimated fair value of stock options | $ / shares								$ 0.80	$ 6.63	$ 1.46	$ 5.36	$ 42.90	$ 68.50
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Description of term and exercise price of options										The exercise price of stock options shall be equal to or greater than the fair market value of common stock on the date the option is granted. In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years. The aggregate fair market value of common stock (determined as of the grant date of the option) with respect to which incentive stock options become exercisable for the first time by an optionee in any calendar year may not exceed $0.1 million, otherwise it will be classified as a Non-Qualified Stock Option.		The exercise price of stock options shall be equal to or greater than the fair market value of Calidi common stock on the date the option is granted. In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of Calidi stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years. The aggregate fair market value of common stock (determined as of the grant date of the option) with respect to which incentive stock options become exercisable for the first time by an optionee in any calendar year may not exceed $0.1 million, otherwise it will be classified as a Non-Qualified Stock Option.
Descriptiion of options vesting										options vest over four years and will be exercisable only while the optionee remains an employee, director or consultant, or during the three months thereafter, but in the case of the termination of an employee, director, or consultant’s services due to death or disability, the period for exercising a vested option shall be extended to the earlier of twelve months after termination or the expiration date of the option.		options vest over four years and will be exercisable only while the optionee remains an employee, director or consultant, or during the three months thereafter, but in the case of the termination of an employee, director, or consultant’s services due to death or disability, the period for exercising a vested option shall be extended to the earlier of twelve months after termination or the expiration date of the option.
Options granted approved for repricing						1,500,000
Exercise price | $ / shares						$ 92.70
Exercise price | $ / shares						$ 71.10
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted approved for repricing						200,000
2019 Plan [Member] | Administrator [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved							2,000,000
Number of equity awards, shares increased							2,550,000
2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted approved for repricing										209,000
Exercise price | $ / shares			$ 25.80					$ 18.90		$ 18.90		$ 25.80
2023 Plan [Member] | Administrator [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved							393,781
Conversion ratio				0.42
2023 Plan [Member] | Administrator [Member] | F L A G Merger [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion ratio				0.04
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued of common stock at discount rate					15.00%